John Hancock
Multi-Index Preservation Portfolios
Quarterly portfolio holdings 11/30/19

Portfolios' investments
MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.5%
Equity - 70.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,358,404	$76,173,684

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $76,069,057)		$76,173,684
UNAFFILIATED INVESTMENT COMPANIES - 28.3%
Exchange-traded funds - 28.3%
Financial Select Sector SPDR Fund	25,777	777,177
Invesco Senior Loan ETF (C)	67,334	1,512,322
iShares Edge MSCI Min Vol USA ETF	42,403	2,749,411
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,215	539,394
iShares JP Morgan USD Emerging Markets Bond ETF	9,619	1,078,482
Vanguard Dividend Appreciation ETF	14,941	1,830,870
Vanguard Energy ETF	8,931	685,811
Vanguard FTSE Emerging Markets ETF	64,771	2,724,268
Vanguard Health Care ETF (C)	4,977	928,061
Vanguard Information Technology ETF	6,487	1,531,905
Vanguard Intermediate-Term Corporate Bond ETF	25,408	2,321,783
Vanguard Materials ETF	1,757	230,097
Vanguard Real Estate ETF	7,335	682,668
Vanguard Total Bond Market ETF	89,470	7,541,426
Xtrackers USD High Yield Corporate Bond ETF	110,416	5,505,342

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $28,660,438)		$30,639,017
SHORT-TERM INVESTMENTS - 3.1%
U.S. Government - 0.9%
U.S. Treasury Bill, 1.525%, 02/20/2020 *	930,000	926,781
Short-term funds - 2.2%
John Hancock Collateral Trust, 1.7887% (D)(E)	192,947	1,930,685
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	488,404	488,404

TOTAL SHORT-TERM INVESTMENTS (Cost $3,345,927)		$3,345,870
Total investments (Cost $108,075,422) - 101.9%		$110,158,571
Other assets and liabilities, net - (1.9%)		(2,040,626)
TOTAL NET ASSETS - 100.0%		$108,117,945
MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.5%
Equity - 70.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	16,863,650	$202,026,531

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $203,246,525)		$202,026,531
MULTI-INDEX 2055 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 28.4%
Exchange-traded funds - 28.4%
Financial Select Sector SPDR Fund	68,424	$2,062,984
Invesco Senior Loan ETF (C)	178,385	4,006,527
iShares Edge MSCI Min Vol USA ETF	112,661	7,304,939
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,168	1,429,169
iShares JP Morgan USD Emerging Markets Bond ETF	25,483	2,857,154
Vanguard Dividend Appreciation ETF	39,736	4,869,249
Vanguard Energy ETF	23,662	1,817,005
Vanguard FTSE Emerging Markets ETF	171,590	7,217,075
Vanguard Health Care ETF (C)	13,146	2,451,335
Vanguard Information Technology ETF	17,189	4,059,182
Vanguard Intermediate-Term Corporate Bond ETF	67,312	6,150,971
Vanguard Materials ETF	4,679	612,762
Vanguard Real Estate ETF	19,508	1,815,610
Vanguard Total Bond Market ETF	237,027	19,979,006
Xtrackers USD High Yield Corporate Bond ETF	292,516	14,584,848

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $72,408,809)		$81,217,816
SHORT-TERM INVESTMENTS - 3.5%
U.S. Government - 0.9%
U.S. Treasury Bill, 1.525%, 02/20/2020 *	2,496,000	2,487,361
Short-term funds - 2.6%
John Hancock Collateral Trust, 1.7887% (D)(E)	645,935	6,463,416
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	1,028,376	1,028,376

TOTAL SHORT-TERM INVESTMENTS (Cost $9,979,344)		$9,979,153
Total investments (Cost $285,634,678) - 102.4%		$293,223,500
Other assets and liabilities, net - (2.4%)		(6,831,802)
TOTAL NET ASSETS - 100.0%		$286,391,698
MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.6%
Equity - 70.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	37,731,250	$452,020,371

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $425,489,692)		$452,020,371
UNAFFILIATED INVESTMENT COMPANIES - 28.3%
Exchange-traded funds - 28.3%
Financial Select Sector SPDR Fund	153,040	4,614,156
Invesco Senior Loan ETF (C)	397,193	8,920,955
iShares Edge MSCI Min Vol USA ETF	250,130	16,218,430
iShares iBoxx $ Investment Grade Corporate Bond ETF	24,869	3,182,486
2	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
iShares JP Morgan USD Emerging Markets Bond ETF	56,743	$6,362,025
Vanguard Dividend Appreciation ETF	88,134	10,799,940
Vanguard Energy ETF	52,698	4,046,679
Vanguard FTSE Emerging Markets ETF	382,076	16,070,117
Vanguard Health Care ETF (C)	29,403	5,482,777
Vanguard Information Technology ETF	38,446	9,079,023
Vanguard Intermediate-Term Corporate Bond ETF	149,880	13,696,034
Vanguard Materials ETF	10,350	1,355,436
Vanguard Real Estate ETF	43,126	4,013,737
Vanguard Total Bond Market ETF	527,767	44,485,480
Xtrackers USD High Yield Corporate Bond ETF	652,073	32,512,360

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $156,460,147)		$180,839,635
SHORT-TERM INVESTMENTS - 3.5%
U.S. Government - 0.9%
U.S. Treasury Bill, 1.525%, 02/20/2020 *	5,589,000	5,569,656
Short-term funds - 2.6%
John Hancock Collateral Trust, 1.7887% (D)(E)	1,368,028	13,688,899
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	2,814,666	2,814,666

TOTAL SHORT-TERM INVESTMENTS (Cost $22,071,727)		$22,073,221
Total investments (Cost $604,021,566) - 102.4%		$654,933,227
Other assets and liabilities, net - (2.4%)		(15,217,752)
TOTAL NET ASSETS - 100.0%		$639,715,475
MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 69.5%
Equity - 69.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	46,069,916	$551,917,589

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $508,317,980)		$551,917,589
UNAFFILIATED INVESTMENT COMPANIES - 29.6%
Exchange-traded funds - 29.6%
Financial Select Sector SPDR Fund	186,907	5,635,246
Invesco Senior Loan ETF (C)	546,794	12,280,993
iShares Edge MSCI Min Vol USA ETF	304,984	19,775,163
iShares iBoxx $ Investment Grade Corporate Bond ETF	49,809	6,374,058
iShares JP Morgan USD Emerging Markets Bond ETF	69,802	7,826,200
SPDR Portfolio Short Term Corporate Bond ETF	137,764	4,250,019
Vanguard Dividend Appreciation ETF	107,919	13,224,394
Vanguard Energy ETF	63,630	4,886,148
Vanguard FTSE Emerging Markets ETF	460,617	19,373,551
MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Health Care ETF (C)	35,912	$6,696,511
Vanguard Information Technology ETF	47,121	11,127,624
Vanguard Intermediate-Term Bond ETF	63,576	5,575,615
Vanguard Intermediate-Term Corporate Bond ETF	190,446	17,402,955
Vanguard Materials ETF	12,636	1,654,811
Vanguard Real Estate ETF	52,700	4,904,789
Vanguard Total Bond Market ETF	593,557	50,030,921
Xtrackers USD High Yield Corporate Bond ETF	883,911	44,071,802

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $199,990,870)		$235,090,800
SHORT-TERM INVESTMENTS - 2.5%
U.S. Government - 0.7%
U.S. Treasury Bill, 1.525%, 02/20/2020 *	5,638,000	5,618,486
Short-term funds - 1.8%
John Hancock Collateral Trust, 1.7887% (D)(E)	1,240,984	12,417,661
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	2,330,603	2,330,603

TOTAL SHORT-TERM INVESTMENTS (Cost $20,367,577)		$20,366,750
Total investments (Cost $728,676,427) - 101.6%		$807,375,139
Other assets and liabilities, net - (1.6%)		(12,988,779)
TOTAL NET ASSETS - 100.0%		$794,386,360
MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 65.3%
Equity - 65.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	52,826,807	$632,865,146

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $573,066,641)		$632,865,146
UNAFFILIATED INVESTMENT COMPANIES - 33.8%
Exchange-traded funds - 33.8%
Financial Select Sector SPDR Fund	216,138	6,516,561
Invesco Senior Loan ETF (C)	735,079	16,509,874
iShares Edge MSCI Min Vol USA ETF (C)	355,979	23,081,678
iShares iBoxx $ Investment Grade Corporate Bond ETF	76,178	9,748,499
iShares JP Morgan USD Emerging Markets Bond ETF	85,658	9,603,975
SPDR Portfolio Short Term Corporate Bond ETF (C)	500,657	15,445,268
Vanguard Dividend Appreciation ETF	125,692	15,402,298
Vanguard Energy ETF	74,180	5,696,282
Vanguard FTSE Emerging Markets ETF	571,044	24,018,111
Vanguard Health Care ETF (C)	41,526	7,743,353
Vanguard Information Technology ETF	54,056	12,765,324
Vanguard Intermediate-Term Bond ETF	254,545	22,323,597
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	3

MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Intermediate-Term Corporate Bond ETF	256,554	$23,443,905
Vanguard Materials ETF	14,756	1,932,446
Vanguard Real Estate ETF	61,286	5,703,888
Vanguard Total Bond Market ETF	913,299	76,981,973
Xtrackers USD High Yield Corporate Bond ETF (C)	1,012,586	50,487,537

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $283,943,837)		$327,404,569
SHORT-TERM INVESTMENTS - 3.9%
U.S. Government - 0.7%
U.S. Treasury Bill, 1.525%, 02/20/2020 *	6,804,000	6,780,451
Short-term funds - 3.2%
John Hancock Collateral Trust, 1.7887% (D)(E)	2,871,897	28,737,058
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	2,677,485	2,677,485

TOTAL SHORT-TERM INVESTMENTS (Cost $38,192,724)		$38,194,994
Total investments (Cost $895,203,202) - 103.0%		$998,464,709
Other assets and liabilities, net - (3.0%)		(29,182,104)
TOTAL NET ASSETS - 100.0%		$969,282,605
MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.5%
Equity - 58.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	59,768,318	$716,024,452

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $632,126,701)		$716,024,452
UNAFFILIATED INVESTMENT COMPANIES - 39.9%
Exchange-traded funds - 39.9%
Financial Select Sector SPDR Fund	240,944	7,264,462
Invesco Senior Loan ETF (C)	920,948	20,684,492
iShares Edge MSCI Min Vol USA ETF	388,867	25,214,136
iShares iBoxx $ Investment Grade Corporate Bond ETF	122,399	15,663,400
iShares JP Morgan USD Emerging Markets Bond ETF	106,665	11,959,280
SPDR Portfolio Short Term Corporate Bond ETF	1,542,233	47,577,888
Vanguard Dividend Appreciation ETF	138,641	16,989,068
Vanguard Energy ETF	81,291	6,242,336
Vanguard FTSE Emerging Markets ETF	639,010	26,876,761
Vanguard Health Care ETF (C)	46,288	8,631,323
Vanguard Information Technology ETF	61,017	14,409,165
Vanguard Intermediate-Term Bond ETF	434,962	38,146,167
Vanguard Intermediate-Term Corporate Bond ETF	673,268	61,523,230
Vanguard Materials ETF	16,313	2,136,350
MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Real Estate ETF	67,341	$6,267,427
Vanguard Short-Term Corporate Bond ETF	50,592	4,101,999
Vanguard Total Bond Market ETF	1,357,158	114,394,848
Xtrackers USD High Yield Corporate Bond ETF	1,212,106	60,435,605

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $435,314,531)		$488,517,937
SHORT-TERM INVESTMENTS - 3.7%
U.S. Government - 1.3%
U.S. Treasury Bill, 1.525%, 02/20/2020 *	16,558,000	16,500,691
Short-term funds - 2.4%
John Hancock Collateral Trust, 1.7887% (D)(E)	2,646,303	26,479,705
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	3,103,914	3,103,914

TOTAL SHORT-TERM INVESTMENTS (Cost $46,081,640)		$46,084,310
Total investments (Cost $1,113,522,872) - 102.1%		$1,250,626,699
Other assets and liabilities, net - (2.1%)		(26,061,206)
TOTAL NET ASSETS - 100.0%		$1,224,565,493
MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 44.5%
Equity - 44.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	51,386,810	$615,613,982

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $522,611,667)		$615,613,982
UNAFFILIATED INVESTMENT COMPANIES - 53.8%
Exchange-traded funds - 53.8%
Financial Select Sector SPDR Fund	203,434	6,133,535
Invesco Senior Loan ETF (C)	1,077,359	24,197,483
iShares Edge MSCI Min Vol USA ETF	378,067	24,513,864
iShares iBoxx $ Investment Grade Corporate Bond ETF (C)	240,734	30,806,730
iShares JP Morgan USD Emerging Markets Bond ETF	122,323	13,714,855
SPDR Portfolio Short Term Corporate Bond ETF	1,568,378	48,384,461
Vanguard Dividend Appreciation ETF (C)	133,458	16,353,943
Vanguard Energy ETF (C)	69,670	5,349,959
Vanguard FTSE Emerging Markets ETF (C)	673,819	28,340,827
Vanguard Health Care ETF (C)	39,086	7,288,366
Vanguard Information Technology ETF	51,273	12,108,119
Vanguard Intermediate-Term Bond ETF (C)	869,459	76,251,554
Vanguard Intermediate-Term Corporate Bond ETF (C)	1,042,224	95,238,429
Vanguard Materials ETF	13,800	1,807,248
Vanguard Real Estate ETF	57,539	5,355,155
Vanguard Short-Term Bond ETF (C)	673,622	54,394,977
Vanguard Short-Term Corporate Bond ETF	596,824	48,390,490
4	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Total Bond Market ETF	2,147,158	$180,983,948
Xtrackers USD High Yield Corporate Bond ETF (C)	1,293,657	64,501,738

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $683,320,007)		$744,115,681
SHORT-TERM INVESTMENTS - 5.1%
U.S. Government - 1.4%
U.S. Treasury Bill, 1.525%, 02/20/2020 *	19,688,000	19,619,858
Short-term funds - 3.7%
John Hancock Collateral Trust, 1.7887% (D)(E)	4,508,559	45,113,999
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	5,418,749	5,418,749

TOTAL SHORT-TERM INVESTMENTS (Cost $70,146,591)		$70,152,606
Total investments (Cost $1,276,078,265) - 103.4%		$1,429,882,269
Other assets and liabilities, net - (3.4%)		(47,181,876)
TOTAL NET ASSETS - 100.0%		$1,382,700,393
MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 27.6%
Equity - 27.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	28,835,068	$345,444,110

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $284,766,943)		$345,444,110
UNAFFILIATED INVESTMENT COMPANIES - 70.0%
Exchange-traded funds - 70.0%
Financial Select Sector SPDR Fund	121,091	3,650,894
Invesco Senior Loan ETF (C)	799,848	17,964,586
iShares Edge MSCI Min Vol USA ETF	259,542	16,828,703
iShares iBoxx $ Investment Grade Corporate Bond ETF	277,205	35,473,924
iShares JP Morgan USD Emerging Markets Bond ETF	110,959	12,440,723
SPDR Portfolio Short Term Corporate Bond ETF	2,181,864	67,310,504
Vanguard Dividend Appreciation ETF	91,446	11,205,793
Vanguard Energy ETF	41,375	3,177,186
Vanguard FTSE Emerging Markets ETF	388,170	16,326,430
Vanguard Health Care ETF (C)	23,225	4,330,766
Vanguard Information Technology ETF	30,215	7,135,272
Vanguard Intermediate-Term Bond ETF	822,812	72,160,612
Vanguard Intermediate-Term Corporate Bond ETF (C)	1,620,742	148,103,404
Vanguard Materials ETF	8,235	1,078,456
Vanguard Real Estate ETF	34,217	3,184,576
Vanguard Short-Term Bond ETF	1,247,674	100,749,676
Vanguard Short-Term Corporate Bond ETF	830,724	67,355,102
Vanguard Total Bond Market ETF	2,829,716	238,516,762
MULTI-INDEX 2025 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Xtrackers USD High Yield Corporate Bond ETF	981,084	$48,916,848

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $821,959,477)		$875,910,217
SHORT-TERM INVESTMENTS - 7.1%
U.S. Government - 2.2%
U.S. Treasury Bill, 1.525%, 02/20/2020 *	27,253,000	27,158,674
Short-term funds - 4.9%
John Hancock Collateral Trust, 1.7887% (D)(E)	5,909,564	59,132,875
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	2,602,044	2,602,044

TOTAL SHORT-TERM INVESTMENTS (Cost $88,894,068)		$88,893,593
Total investments (Cost $1,195,620,488) - 104.7%		$1,310,247,920
Other assets and liabilities, net - (4.7%)		(58,760,548)
TOTAL NET ASSETS - 100.0%		$1,251,487,372
MULTI-INDEX 2020 PRESERVATION PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 10.7%
Equity - 10.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,434,886	$65,109,938

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $53,075,622)		$65,109,938
UNAFFILIATED INVESTMENT COMPANIES - 87.2%
Exchange-traded funds - 87.2%
Financial Select Sector SPDR Fund	21,014	633,572
Invesco Senior Loan ETF (C)	361,759	8,125,107
iShares Edge MSCI Min Vol USA ETF	59,466	3,855,775
iShares iBoxx $ Investment Grade Corporate Bond ETF	163,012	20,860,646
iShares JP Morgan USD Emerging Markets Bond ETF	53,841	6,036,653
iShares TIPS Bond ETF	34,481	4,012,899
SPDR Portfolio Short Term Corporate Bond ETF	1,643,679	50,707,497
Vanguard Dividend Appreciation ETF	20,990	2,572,115
Vanguard Energy ETF	7,207	553,426
Vanguard FTSE Emerging Markets ETF	74,286	3,124,469
Vanguard Health Care ETF (C)	4,038	752,966
Vanguard Information Technology ETF (C)	5,312	1,254,429
Vanguard Intermediate-Term Bond ETF	550,069	48,241,051
Vanguard Intermediate-Term Corporate Bond ETF	817,690	74,720,512
Vanguard Materials ETF	1,434	187,797
Vanguard Real Estate ETF	5,948	553,580
Vanguard Short-Term Bond ETF	841,900	67,983,425
Vanguard Short-Term Corporate Bond ETF	722,967	58,618,164
Vanguard Short-Term Inflation-Protected Securities ETF	81,406	4,004,361
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	5

MULTI-INDEX 2020 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Total Bond Market ETF	1,778,868	$149,940,784
Xtrackers USD High Yield Corporate Bond ETF	428,089	21,344,518

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $504,029,981)		$528,083,746
SHORT-TERM INVESTMENTS - 3.8%
U.S. Government - 2.0%
U.S. Treasury Bill, 1.525%, 02/20/2020 *	12,092,000	12,050,148
Short-term funds - 1.8%
John Hancock Collateral Trust, 1.7887% (D)(E)	895,968	8,965,322
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	1,663,242	1,663,242

TOTAL SHORT-TERM INVESTMENTS (Cost $22,679,380)		$22,678,712
Total investments (Cost $579,784,983) - 101.7%		$615,872,396
Other assets and liabilities, net - (1.7%)		(10,034,530)
TOTAL NET ASSETS - 100.0%		$605,837,866
MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 4.6%
Equity - 4.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,317,368	$15,782,063

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $12,735,845)		$15,782,063
UNAFFILIATED INVESTMENT COMPANIES - 93.0%
Exchange-traded funds - 93.0%
Financial Select Sector SPDR Fund	14,185	427,678
Invesco Senior Loan ETF (C)	158,856	3,567,906
iShares Edge MSCI Min Vol USA ETF	175,658	11,389,665
iShares iBoxx $ Investment Grade Corporate Bond ETF	68,110	8,716,037
iShares JP Morgan USD Emerging Markets Bond ETF	30,385	3,406,766
iShares TIPS Bond ETF	37,426	4,355,638
SPDR Portfolio Short Term Corporate Bond ETF	1,868,203	57,634,063
Vanguard Dividend Appreciation ETF	40,689	4,986,030
Vanguard Energy ETF	3,480	267,229
Vanguard FTSE Emerging Markets ETF	14,094	592,794
Vanguard Health Care ETF (C)	1,453	270,941
Vanguard Information Technology ETF	1,934	456,714
Vanguard Intermediate-Term Corporate Bond ETF	114,533	10,466,025
Vanguard Short-Term Bond ETF	735,720	59,409,390
Vanguard Short-Term Corporate Bond ETF	710,917	57,641,150
Vanguard Short-Term Inflation-Protected Securities ETF	88,617	4,359,070
Vanguard Total Bond Market ETF	953,118	80,338,316
Xtrackers USD High Yield Corporate Bond ETF	210,603	10,500,666
MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $302,892,965)		$318,786,078
SHORT-TERM INVESTMENTS - 3.3%
U.S. Government - 2.0%
U.S. Treasury Bill, 1.525%, 02/20/2020 *	7,019,000	$6,994,706
Short-term funds - 1.3%
John Hancock Collateral Trust, 1.7887% (D)(E)	380,083	3,803,222
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	503,343	503,343

TOTAL SHORT-TERM INVESTMENTS (Cost $11,301,586)		$11,301,271
Total investments (Cost $326,930,396) - 100.9%		$345,869,412
Other assets and liabilities, net - (0.9%)		(3,167,976)
TOTAL NET ASSETS - 100.0%		$342,701,436
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 11-30-19.
(D)	The rate shown is the annualized seven-day yield as of 11-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
6	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2060 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$76,173,684	$76,173,684	—	—
Unaffiliated investment companies	30,639,017	30,639,017	—	—
Short-term investments	3,345,870	2,419,089	$926,781	—
Total investments in securities	$110,158,571	$109,231,790	$926,781	—

Multi-Index 2055 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$202,026,531	$202,026,531	—	—
Unaffiliated investment companies	81,217,816	81,217,816	—	—
Short-term investments	9,979,153	7,491,792	$2,487,361	—
Total investments in securities	$293,223,500	$290,736,139	$2,487,361	—

Multi-Index 2050 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$452,020,371	$452,020,371	—	—
Unaffiliated investment companies	180,839,635	180,839,635	—	—
Short-term investments	22,073,221	16,503,565	$5,569,656	—
Total investments in securities	$654,933,227	$649,363,571	$5,569,656	—

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	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2045 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$551,917,589	$551,917,589	—	—
Unaffiliated investment companies	235,090,800	235,090,800	—	—
Short-term investments	20,366,750	14,748,264	$5,618,486	—
Total investments in securities	$807,375,139	$801,756,653	$5,618,486	—

Multi-Index 2040 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$632,865,146	$632,865,146	—	—
Unaffiliated investment companies	327,404,569	327,404,569	—	—
Short-term investments	38,194,994	31,414,543	$6,780,451	—
Total investments in securities	$998,464,709	$991,684,258	$6,780,451	—

Multi-Index 2035 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$716,024,452	$716,024,452	—	—
Unaffiliated investment companies	488,517,937	488,517,937	—	—
Short-term investments	46,084,310	29,583,619	$16,500,691	—
Total investments in securities	$1,250,626,699	$1,234,126,008	$16,500,691	—

Multi-Index 2030 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$615,613,982	$615,613,982	—	—
Unaffiliated investment companies	744,115,681	744,115,681	—	—
Short-term investments	70,152,606	50,532,748	$19,619,858	—
Total investments in securities	$1,429,882,269	$1,410,262,411	$19,619,858	—

Multi-Index 2025 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$345,444,110	$345,444,110	—	—
Unaffiliated investment companies	875,910,217	875,910,217	—	—
Short-term investments	88,893,593	61,734,919	$27,158,674	—
Total investments in securities	$1,310,247,920	$1,283,089,246	$27,158,674	—

Multi-Index 2020 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$65,109,938	$65,109,938	—	—
Unaffiliated investment companies	528,083,746	528,083,746	—	—
Short-term investments	22,678,712	10,628,564	$12,050,148	—
Total investments in securities	$615,872,396	$603,822,248	$12,050,148	—

Multi-Index Income Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$15,782,063	$15,782,063	—	—
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	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index Income Preservation Portfolio (continued)
Unaffiliated investment companies	$318,786,078	$318,786,078	—	—
Short-term investments	11,301,271	4,306,565	$6,994,706	—
Total investments in securities	$345,869,412	$338,874,706	$6,994,706	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2060 Preservation Portfolio
John Hancock Collateral Trust	192,947	$1,564,153	$8,480,055	$(8,113,465)	$(13)	$(45)	$3,563	—	$1,930,685
Strategic Equity Allocation	6,358,404	65,933,633	5,534,156	(450,790)	(100,493)	5,257,178	—	$5,833,124	76,173,684
					$(100,506)	$5,257,133	$3,563	$5,833,124	$78,104,369
Multi-Index 2055 Preservation Portfolio
John Hancock Collateral Trust	645,935	$4,876,405	$55,816,911	$(54,229,800)	$11	$(111)	$19,238	—	$6,463,416
Strategic Equity Allocation	16,863,650	188,685,869	1,626,268	(2,557,745)	(387,384)	14,659,523	—	—	202,026,531
					$(387,373)	$14,659,412	$19,238	—	$208,489,947
Multi-Index 2050 Preservation Portfolio
John Hancock Collateral Trust	1,368,028	$10,168,844	$23,752,605	$(20,232,265)	$87	$(372)	$29,594	—	$13,688,899
Strategic Equity Allocation	37,731,250	427,067,495	2,854,210	(10,029,826)	(1,203,913)	33,332,405	—	—	452,020,371
					$(1,203,826)	$33,332,033	$29,594	—	$465,709,270
Multi-Index 2045 Preservation Portfolio
John Hancock Collateral Trust	1,240,984	$14,028,524	$20,212,870	$(21,822,700)	$(420)	$(613)	$39,578	—	$12,417,661
Strategic Equity Allocation	46,069,916	527,386,367	820,774	(15,628,998)	(1,708,539)	41,047,985	—	—	551,917,589
					$(1,708,959)	$41,047,372	$39,578	—	$564,335,250
Multi-Index 2040 Preservation Portfolio
John Hancock Collateral Trust	2,871,897	$29,898,994	$94,901,310	$(96,062,610)	$(232)	$(404)	$65,421	—	$28,737,058
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	52,826,807	$610,750,351	$626,923	$(24,112,839)	$(2,365,309)	$47,966,020	—	—	$632,865,146
					$(2,365,541)	$47,965,616	$65,421	—	$661,602,204
Multi-Index 2035 Preservation Portfolio
John Hancock Collateral Trust	2,646,303	$42,789,437	$155,356,030	$(171,668,230)	$7,920	$(5,452)	$84,490	—	$26,479,705
Strategic Equity Allocation	59,768,318	688,995,663	1,390,900	(25,644,697)	(1,855,071)	53,137,657	—	—	716,024,452
					$(1,847,151)	$53,132,205	$84,490	—	$742,504,157
Multi-Index 2030 Preservation Portfolio
John Hancock Collateral Trust	4,508,559	$52,492,246	$323,716,440	$(331,087,480)	$(6,990)	$(217)	$93,336	—	$45,113,999
Strategic Equity Allocation	51,386,810	605,980,861	1,815,076	(37,007,401)	(448,677)	45,274,123	—	—	615,613,982
					$(455,667)	$45,273,906	$93,336	—	$660,727,981
Multi-Index 2025 Preservation Portfolio
John Hancock Collateral Trust	5,909,564	$22,884,044	$315,310,520	$(279,054,660)	$(4,505)	$(2,524)	$93,684	—	$59,132,875
Strategic Equity Allocation	28,835,068	347,769,533	1,927,250	(29,785,333)	2,877,340	22,655,320	—	—	345,444,110
					$2,872,835	$22,652,796	$93,684	—	$404,576,985
Multi-Index 2020 Preservation Portfolio
John Hancock Collateral Trust	895,968	$11,481,974	$263,060,766	$(265,576,990)	$(219)	$(209)	$51,057	—	$8,965,322
Strategic Equity Allocation	5,434,886	68,771,980	1,973,891	(10,592,203)	969,135	3,987,135	—	—	65,109,938
					$968,916	$3,986,926	$51,057	—	$74,075,260
Multi-Index Income Preservation Portfolio
John Hancock Collateral Trust	380,083	$5,305,173	$65,576,955	$(67,081,730)	$2,622	$202	$24,175	—	$3,803,222
Strategic Equity Allocation	1,317,368	16,598,596	522,090	(2,525,512)	265,979	920,910	—	—	15,782,063
					$268,601	$921,112	$24,175	—	$19,585,285
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
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